Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Pension Costs [abstract]
Pension Costs	The Group’s pension costs are analysed as follows:

	2024	2023	2022
	£m	£m	£m
Defined contribution plans	202	198	191
Defined benefit plans charge to operating profit	13	15	14
Pension costs (note 5)	215	213	205
Net interest expense on pension plans (note 6)	4	4	2
	219	217	207

Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans
At 31 December, the fair value of the assets in the pension plans and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2024		2023
	£m	%	£m	%
Equities	25	10%	24	9%
Bonds	175	70%	170	66%
Cash	8	3%	18	7%
Other	43	17%	47	18%
Total fair value of assets	251	100%	259	100%
Present value of liabilities	(365)		(381)
Deficit in the plans	(114)		(122)
Irrecoverable surplus	—		—
Net liability[1]	(114)		(122)
Plans in surplus[2]	18		14
Plans in deficit	(132)		(136)
Notes
[1] The related deferred tax asset is discussed in note 14.
[2] The net asset related to plans in surplus of £18 million for 31 December 2024 (2023: £14 million) is recorded in the consolidated balance sheet within other receivables and prepayments.
Surplus/(Deficit) in Plans by Region
All plan assets have quoted prices in active markets with the exception of other assets.

	2024	2023
Surplus/(deficit) in plans by region	£m	£m
UK	1	1
North America	(23)	(30)
Western Continental Europe	(56)	(60)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(36)	(33)
Deficit in the plans	(114)	(122)

Funded and Unfunded Pension Plans By Region
The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2024 Surplus/ (deficit) £m	2024 Present value of liabilities £m	2023 Surplus/ (deficit) £m	2023 Present value of liabilities £m
Funded plans by region
UK	1	(9)	1	(9)
North America	11	(174)	7	(183)
Western Continental Europe	(29)	(65)	(34)	(70)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(3)	(23)	(5)	(28)
Deficit/liabilities in the funded plans	(20)	(271)	(31)	(290)
Unfunded plans by region
North America	(34)	(34)	(37)	(37)
Western Continental Europe	(27)	(27)	(26)	(26)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(33)	(33)	(28)	(28)
Deficit/liabilities in the unfunded plans	(94)	(94)	(91)	(91)
Deficit/liabilities in the plans	(114)	(365)	(122)	(381)

Weighted Average Assumptions Used For Actuarial Valuations	The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2024	2023	2022
	% pa	% pa	% pa
UK
Discount rate[1]	5.2	4.7	5.1
Rate of increase in pensions in payment	2.6	2.5	4.4
Inflation	3.2	3.1	3.0
North America
Discount rate[1]	5.4	4.9	5.2
Rate of increase in salaries[2]	n/a	n/a	n/a
Western Continental Europe
Discount rate[1]	3.3	3.4	4.1
Rate of increase in salaries	2.5	2.5	2.5
Rate of increase in pensions in payment	2.0	2.0	2.0
Inflation	2.0	2.0	2.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	6.4	6.5	6.4
Rate of increase in salaries	6.2	6.2	5.7
Inflation	2.9	3.4	3.4
Notes
[1]Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.
[2]The salary assumptions are no longer applicable to the US as all plans were frozen. Active participants will not accrue additional benefits for future services under these plans.

Life Expectancies For Defined Benefit Pension Plans
At 31 December 2024, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
Current pensioners (at age 65) – male	21.8	22.0	21.4	21.2	n/a
Current pensioners (at age 65) – female	23.6	23.5	23.4	24.2	n/a
Future pensioners (current age 45) – male	23.4	23.4	23.1	23.4	n/a
Future pensioners (current age 45) – female	25.1	24.8	25.2	26.1	n/a
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments
The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next ten years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	7.5	6.8	5.4	10.3	5.5
Expected benefit payments over the next ten years (£m)
within 12 months	31	19	1	6	5
in 2026	30	19	1	5	5
in 2027	30	19	1	6	4
in 2028	28	16	1	7	4
in 2029	30	18	1	6	5
in the next five years	144	83	2	31	28
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Sensitivity Analysis of Significant Actuarial Assumptions

	(Decrease)/increase in benefit obligation
	2024	2023
Sensitivity analysis of significant actuarial assumptions	£m	£m
Discount rate
Increase by 25 basis points:
UK	—	—
North America	(3)	(4)
Western Continental Europe	(2)	(2)
Other[1]	(1)	(1)
Decrease by 25 basis points:
UK	—	—
North America	3	4
Western Continental Europe	2	2
Other[1]	1	1
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	1	1
Other[1]	1	—
Decrease by 25 basis points:
Western Continental Europe	(1)	(1)
Other[1]	(1)	(1)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	—	—
Western Continental Europe	1	1
Decrease by 25 basis points:
UK	—	—
Western Continental Europe	(1)	(1)
Life expectancy
Increase in longevity by one additional year:
UK	1	1
North America	3	3
Western Continental Europe	3	3
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI)
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

	2024	2023	2022
	£m	£m	£m
Service cost[1]	12	12	11
Administrative expenses	1	3	3
Charge to operating profit	13	15	14
Net interest expense on pension plans	4	4	2
Charge to profit before taxation for defined benefit plans	17	19	16
Note
[1]Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
The following table shows the breakdown of amounts recognised in other comprehensive income (OCI):

	2024	2023	2022
	£m	£m	£m
Return on plan assets (excluding interest income)	(4)	7	(128)
Changes in demographic assumptions underlying the present value of the plan liabilities	—	(1)	—
Changes in financial assumptions underlying the present value of the plan liabilities	11	(14)	144
Experience loss arising on the plan liabilities	(4)	(1)	—
Change in irrecoverable surplus	—	—	—
Actuarial gain/(loss) recognised in OCI	3	(9)	16

Movement in Pension Plan Assets and Liabilities
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2024	2023	2022
	£m	£m	£m
Plan liabilities at beginning of year	381	553	689
Service cost[1]	12	12	11
Interest cost	16	21	16
Actuarial loss/(gain):
Effect of changes in demographic assumptions	—	1	—
Effect of changes in financial assumptions	(11)	14	(144)
Effect of experience adjustments	4	1	—
Benefits paid	(33)	(38)	(52)
(Gain)/loss due to exchange rate movements	(2)	(17)	40
Settlement payments[2]	(1)	(163)	(9)
Other[3]	(1)	(3)	2
Plan liabilities at end of year	365	381	553
Notes
[1] Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2] During the year ended 31 December 2023, the Group completed the winding-up of two defined benefit pension plans: The Ogilvy & Mather Group Pension and Life Assurance Plan and the JWT Pension and Life Assurance Scheme, constituting settlements under IAS 19. The settlements led to the full elimination of associated plan assets and plan liabilities of £145 million, the fair value of plan assets equaled the underlying liabilities upon settlement such that there is no impact on 2023 net assets or the income statement.
[3] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2024	2023	2022
	£m	£m	£m
Fair value of plan assets at beginning of year	259	431	552
Interest income on plan assets	12	16	13
Loss on plan assets (excluding interest income)	(4)	6	(127)
Employer contributions	20	20	24
Benefits paid	(33)	(38)	(52)
Gain/(loss) due to exchange rate movements	1	(12)	31
Settlement payments[1]	(1)	(163)	(9)
Administrative expenses	(1)	(3)	(3)
Other[2]	(2)	2	2
Fair value of plan assets at end of year	251	259	431
Actual return/(loss) on plan assets	8	22	(114)
Notes
[1]During the year ended 31 December 2023, the Group completed the winding-up of two defined benefit pension plans: The Ogilvy & Mather Group Pension and Life Assurance Plan and the JWT Pension and Life Assurance Scheme, constituting settlements under IAS 19. The settlements led to the full elimination of associated plan assets and plan liabilities of £145 million, the fair value of plan assets equaled the underlying liabilities upon settlement such that there is no impact on 2023 net assets or the income statement.
[2] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.